Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Option rights
Risk-free interest rate	1.13%	1.16%	2.39%
Expected life of option rights	5.27	5.27	5.27
Expected dividend yield of stock	1.77%	1.84%	2.69%
Expected volatility of stock	30.30%	30.40%	31.90%
Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
Optioned Shares, Outstanding beginning of the year	10,009,385	10,897,652	10,270,899
Granted, Optioned Shares	1,407,259	1,586,984	1,802,432
Exercised, Optioned Shares	(1,480,058)	(2,436,639)	(1,075,395)
Forfeited, Optioned Shares	(76,354)	(34,999)	(70,428)
Expired, Optioned Shares	(2,537)	(3,613)	(29,856)
Optioned Shares, Outstanding end of the year	9,857,695	10,009,385	10,897,652
Weighted- Average Exercise Price Per Share Outstanding Beginning of the year	$ 55.82	$ 50.30	$ 46.48
Granted, Weighted- Average Exercise Price Per Share	$ 78.72	$ 72.48	$ 62.73
Exercised, Weighted- Average Exercise Price Per Share	$ 47.15	$ 41.95	$ 33.73
Forfeited, Weighted- Average Exercise Price Per Share	$ 67.02	$ 58.90	$ 60.14
Expired, Weighted- Average Exercise Price Per Share	$ 53.65	$ 54.71	$ 60.45
Weighted- Average Exercise Price Per Share Outstanding End of the year	$ 60.31	$ 55.82	$ 50.30
Outstanding end of year, Aggregate Intrinsic Value	$ 287,526	$ 281,349	$ 132,139
Exercisable at end of year, Optioned Shares	6,908,116	6,655,569	7,434,125
Exercisable at end of year, Weighted- Average Exercise Price Per Share	$ 54.24	$ 50.78	$ 45.83
Exercisable at end of year, Intrinsic Value	$ 243,440	$ 220,647	$ 121,874